Schedule of Investments (unaudited) March 31, 2019	BlackRock Advantage Large Cap Value V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 99.7%

Aerospace & Defense — 0.7%
General Dynamics Corp.	805	$136,270
Raytheon Co.	2,718	494,894

		631,164

Airlines — 0.1%
Southwest Airlines Co.	1,753	90,998

Automobiles — 0.1%
General Motors Co.	3,598	133,486

Banks — 11.4%
Associated Banc-Corp.	6,901	147,336
Bank of America Corp.	83,084	2,292,288
Bank of Hawaii Corp.	957	75,479
BB&T Corp.	26,395	1,228,159
BOK Financial Corp.	407	33,191
Citigroup, Inc.	1,610	100,174
Citizens Financial Group, Inc.	35,134	1,141,855
Cullen/Frost Bankers, Inc.	1,721	167,058
East West Bancorp, Inc.	7,647	366,827
Fifth Third Bancorp	5,393	136,011
Huntington Bancshares, Inc.	8,693	110,227
JPMorgan Chase & Co.	27,045	2,737,765
PNC Financial Services Group, Inc. (The)	3,311	406,127
Regions Financial Corp.	11,706	165,640
US Bancorp	6,983	336,511
Wells Fargo & Co.	23,547	1,137,791
Western Alliance Bancorp(a)	5,721	234,790

		10,817,229

Beverages — 0.9%
Molson Coors Brewing Co., Class B	1,259	75,099
Monster Beverage Corp.(a)	857	46,775
PepsiCo, Inc.	5,711	699,883

		821,757

Biotechnology — 2.2%
AbbVie, Inc.	681	54,882
Amgen, Inc.	4,778	907,725
Genomic Health, Inc.(a)	580	40,629
Gilead Sciences, Inc.	16,936	1,101,009

		2,104,245

Building Products — 0.4%
Allegion plc	4,211	381,980

Capital Markets — 2.1%
Charles Schwab Corp. (The)	16,709	714,477
Evercore, Inc., Class A	158	14,378
Moelis & Co., Class A	3,498	145,552
Morgan Stanley	25,980	1,096,356
TD Ameritrade Holding Corp.	197	9,848

		1,980,611

Security	Shares	Value

Chemicals — 2.0%
Air Products & Chemicals, Inc.	6,628	$1,265,683
Eastman Chemical Co.	3,857	292,669
Ecolab, Inc.	2,118	373,912

		1,932,264

Commercial Services & Supplies — 0.3%
Republic Services, Inc.	2,394	192,430
Waste Management, Inc.	1,321	137,265

		329,695

Communications Equipment — 1.9%
Ciena Corp.(a)	1,454	54,292
Cisco Systems, Inc.	29,087	1,570,407
Juniper Networks, Inc.	1,117	29,567
Motorola Solutions, Inc.	1,406	197,431

		1,851,697

Construction & Engineering — 0.0%
Fluor Corp.	1,260	46,368

Consumer Finance — 1.4%
Ally Financial, Inc.	3,099	85,192
American Express Co.	4,153	453,923
Capital One Financial Corp.	6,561	535,968
Discover Financial Services	3,439	244,719

		1,319,802

Containers & Packaging — 1.1%
Bemis Co., Inc.	372	20,638
Westrock Co.	26,631	1,021,299

		1,041,937

Diversified Consumer Services — 0.1%
H&R Block, Inc.(b)	2,187	52,357

Diversified Financial Services — 2.5%
Berkshire Hathaway, Inc., Class B(a)	11,875	2,385,569

Diversified Telecommunication Services — 3.1%
AT&T, Inc.	26,522	831,730
Verizon Communications, Inc.	35,009	2,070,082

		2,901,812

Electric Utilities — 3.3%
Alliant Energy Corp.	829	39,071
Evergy, Inc.	9,210	534,640
IDACORP, Inc.	4,245	422,547
OGE Energy Corp.(b)	7,704	332,196
Pinnacle West Capital Corp.	7,920	756,994
Xcel Energy, Inc.	19,556	1,099,243

		3,184,691

Electrical Equipment — 1.0%
AMETEK, Inc.	2,035	168,844
Generac Holdings, Inc.(a)	846	43,340
Rockwell Automation, Inc.	3,941	691,488

		903,672

Electronic Equipment, Instruments & Components — 1.0%
CDW Corp.	3,172	305,686
Corning, Inc.	5,041	166,857

1

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Advantage Large Cap Value V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
National Instruments Corp.	9,748	$432,421

		904,964

Energy Equipment & Services — 0.5%
Apergy Corp.(a)	1,627	66,805
Halliburton Co.	13,415	393,059
Nabors Industries Ltd.	17,486	60,152

		520,016

Entertainment — 0.5%
Viacom, Inc., Class A	2,740	88,913
Viacom, Inc., Class B	12,072	338,861
Walt Disney Co. (The)	13	1,443

		429,217

Equity Real Estate Investment Trusts (REITs) — 6.0%
Boston Properties, Inc.	168	22,492
Brandywine Realty Trust	14,350	227,591
Equity LifeStyle Properties, Inc.	3,418	390,677
First Industrial Realty Trust, Inc.	8,194	289,740
Host Hotels & Resorts, Inc.	14,012	264,827
MGM Growth Properties LLC, Class A	3,240	104,490
Outfront Media, Inc.	15,493	362,536
Park Hotels & Resorts, Inc.	26,773	832,105
Prologis, Inc.	20,003	1,439,216
Realty Income Corp.	6,782	498,884
RLJ Lodging Trust	30,504	535,955
Simon Property Group, Inc.	4,201	765,464

		5,733,977

Food & Staples Retailing — 0.6%
Costco Wholesale Corp.	75	18,160
Performance Food Group Co.(a)	1,611	63,860
Walmart, Inc.	5,130	500,329

		582,349

Food Products — 2.9%
Archer-Daniels-Midland Co.	23,321	1,005,835
Hershey Co. (The)	8,518	978,122
JM Smucker Co. (The)	922	107,413
Lamb Weston Holdings, Inc.	3,339	250,224
McCormick & Co., Inc. (Non-Voting)	824	124,119
Tyson Foods, Inc., Class A	4,653	323,058

		2,788,771

Gas Utilities — 0.6%
Atmos Energy Corp.	5,940	611,404

Health Care Equipment & Supplies — 3.0%
Danaher Corp.	1,807	238,560
Medtronic plc	16,259	1,480,870
STERIS plc	3,708	474,735
Stryker Corp.	3,251	642,138

		2,836,303

Health Care Providers & Services — 2.6%
AmerisourceBergen Corp.	3,000	238,560
Anthem, Inc.	1,866	535,505
Cardinal Health, Inc.	5,628	270,988
CVS Health Corp.	2,140	115,410
Humana, Inc.	1,402	372,932
McKesson Corp.	3,588	420,011
Quest Diagnostics, Inc.	1,717	154,393

Security	Shares	Value

Health Care Providers & Services (continued)
UnitedHealth Group, Inc.	1,426	$352,593

		2,460,392

Health Care Technology — 0.6%(a)
Cerner Corp.	8,221	470,324
Veeva Systems, Inc., Class A(b)	1,005	127,494

		597,818

Hotels, Restaurants & Leisure — 2.1%
Aramark	8,516	251,648
Carnival Corp.	12,572	637,652
Darden Restaurants, Inc.	3,379	410,447
Extended Stay America, Inc.	6,401	114,898
Las Vegas Sands Corp.	3,810	232,258
McDonald’s Corp.	60	11,394
Norwegian Cruise Line Holdings Ltd.(a)	2,645	145,369
Royal Caribbean Cruises Ltd.	1,536	176,056

		1,979,722

Household Durables — 0.2%
Garmin Ltd.	824	71,153
Whirlpool Corp.(b)	625	83,056

		154,209

Household Products — 1.4%
Church & Dwight Co., Inc.	5,669	403,803
Clorox Co. (The)	512	82,155
Procter & Gamble Co. (The)	8,015	833,961

		1,319,919

Industrial Conglomerates — 0.6%
3M Co.	1,627	338,058
Honeywell International, Inc.	1,230	195,472

		533,530

Insurance — 5.2%
Aflac, Inc.	1,311	65,550
Allstate Corp. (The)	7,781	732,815
American Financial Group, Inc.	4,142	398,502
Arthur J Gallagher & Co.	4,983	389,172
Athene Holding Ltd., Class A(a)	15,683	639,866
CNO Financial Group, Inc.	2,902	46,954
First American Financial Corp.	6,412	330,218
Hartford Financial Services Group, Inc. (The)	10,279	511,072
Lincoln National Corp.	7,940	466,078
Travelers Cos., Inc. (The)	6,134	841,340
Unum Group	14,889	503,695

		4,925,262

Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc.(a)	34	60,545

IT Services — 2.1%
Amdocs Ltd.	6,030	326,283
Automatic Data Processing, Inc.	2,385	380,980
Booz Allen Hamilton Holding Corp.	1,837	106,803
Fidelity National Information Services, Inc.	5,404	611,193
Paychex, Inc.	7,035	564,207

		1,989,466

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.	2,309	185,597

2

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Advantage Large Cap Value V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
Thermo Fisher Scientific, Inc.	90	$24,635

		210,232

Machinery — 3.9%
Crane Co.	12,905	1,092,021
Ingersoll-Rand plc	6,586	710,959
PACCAR, Inc.(b)	17,772	1,210,984
Snap-on, Inc.(b)	4,613	722,027

		3,735,991

Media — 2.4%
AMC Networks, Inc., Class A(a)	5,110	290,043
CBS Corp. (Non-Voting), Class B	2,055	97,674
Comcast Corp., Class A	24,517	980,190
Fox Corp., Class B(a)	776	27,843
Interpublic Group of Cos., Inc. (The)	33,760	709,298
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	2,897	110,608
Liberty Media Corp.-Liberty SiriusXM, Class C(a)	355	13,575
Sinclair Broadcast Group, Inc., Class A	1,050	40,404
Tribune Media Co., Class A	636	29,345

		2,298,980

Metals & Mining — 0.5%
Newmont Mining Corp.	2,830	101,229
Nucor Corp.	1,018	59,400
Steel Dynamics, Inc.	8,603	303,428

		464,057

Multiline Retail — 1.6%
Kohl’s Corp.	2,901	199,502
Macy’s, Inc.	3,567	85,715
Target Corp.	15,003	1,204,141

		1,489,358

Multi-Utilities — 1.0%
Avista Corp.	2,889	117,351
CenterPoint Energy, Inc.	5,581	171,337
CMS Energy Corp.	3,377	187,559
Consolidated Edison, Inc.	6,035	511,828

		988,075

Oil, Gas & Consumable Fuels — 8.1%
Anadarko Petroleum Corp.	11,773	535,436
Cabot Oil & Gas Corp.	8,270	215,847
Chevron Corp.	16,688	2,055,628
Cimarex Energy Co.	325	22,717
ConocoPhillips	18,919	1,262,654
Continental Resources, Inc.(a)	846	37,875
Encana Corp.	2,458	17,796
Exxon Mobil Corp.	19,424	1,569,459
Kinder Morgan, Inc.	37,798	756,338
Marathon Oil Corp.	1,195	19,968
Occidental Petroleum Corp.	7,928	524,834
Phillips 66	6,258	595,574
SM Energy Co.	1,748	30,573
Suncor Energy, Inc.	1,478	47,932

		7,692,631

Personal Products — 0.3%
Herbalife Nutrition Ltd.(a)	837	44,353
Nu Skin Enterprises, Inc., Class A	4,203	201,155

		245,508

Security	Shares	Value

Pharmaceuticals — 7.5%
Allergan plc	910	$133,233
Bristol-Myers Squibb Co.	6,479	309,113
Johnson & Johnson	23,751	3,320,152
Merck & Co., Inc.	29,612	2,462,830
Pfizer, Inc.	22,017	935,062

		7,160,390

Professional Services — 1.0%
IHS Markit Ltd.(a)	4,530	246,341
Insperity, Inc.	5,519	682,480

		928,821

Road & Rail — 0.7%
Landstar System, Inc.	3,264	357,049
Lyft, Inc., Class A(a)	3,995	312,768

		669,817

Semiconductors & Semiconductor Equipment — 2.5%
Broadcom, Inc.	357	107,353
Cirrus Logic, Inc.(a)(b)	1,309	55,070
Intel Corp.	36,559	1,963,218
QUALCOMM, Inc.	4,238	241,693

		2,367,334

Software — 1.6%
ACI Worldwide, Inc.(a)	817	26,855
Dropbox, Inc., Class A(a)	7,300	159,140
LogMeIn, Inc.	2,206	176,700
Oracle Corp.	15,689	842,656
salesforce.com, Inc.(a)	668	105,791
Synopsys, Inc.(a)	819	94,308
Tableau Software, Inc., Class A(a)	1,174	149,427

		1,554,877

Specialty Retail — 0.1%
Dick’s Sporting Goods, Inc.(b)	2,353	86,614

Technology Hardware, Storage & Peripherals — 1.4%
Dell Technologies, Inc., Class C(a)	14,772	866,969
HP, Inc.	19,561	380,070
Pure Storage, Inc., Class A(a)	4,354	94,874

		1,341,913

Textiles, Apparel & Luxury Goods — 0.2%
Lululemon Athletica, Inc.(a)	273	44,736
VF Corp.	2,138	185,814

		230,550

Tobacco — 0.8%
Philip Morris International, Inc.	8,726	771,291

Trading Companies & Distributors — 0.4%
WESCO International, Inc.(a)	6,754	358,029

Water Utilities — 0.8%
American Water Works Co., Inc.	7,100	740,246

Wireless Telecommunication Services — 0.1%
Telephone & Data Systems, Inc.	1,330	40,871

3

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Advantage Large Cap Value V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Wireless Telecommunication Services (continued)
United States Cellular Corp.(a)	2,153	$98,844

		139,715

Total Common Stocks — 99.7% (Cost: $90,869,821)		94,813,627

Total Long-Term Investments — 99.7% (Cost: $90,869,821)		94,813,627

Security	Shares	Value

Short-Term Securities — 3.3%(c)(e)
BlackRock Liquidity Funds, T-Fund, Institutional Class,
2.37%	801,732	$801,732
SL Liquidity Series, LLC, Money Market Series,
2.67%(d)	2,364,929	2,365,639

Total Short-Term Securities — 3.3% (Cost: $3,167,223)		3,167,371

Total Investments — 103.0% (Cost: $94,037,044)		97,980,998

Liabilities in Excess of Other Assets — (3.0)%		(2,825,908)

Net Assets — 100.0%		$95,155,090

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.

(e)

During the period ended March 31, 2019, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	939,148	(137,416)	801,732	$801,732	$4,889		$—	$—
SL Liquidity Series, LLC, Money Market Series	2,669,646	(304,717)	2,364,929	2,365,639	1,424	(b)	1,290	260

				$3,167,371	$6,313		$1,290	$260

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	5	06/21/19	$709	$13,685

4

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Advantage Large Cap Value V.I. Fund

Glossary of Terms Used in this Report

Portfolio Abbreviations

REIT — Real Estate Investment Trust

S&P — S&P Global Ratings

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments
Common Stocks(a)	$94,813,627	$—	$—	$94,813,627
Short-Term Securities	801,732	—	—	801,732

Subtotal	$95,615,359	$—	$—	$95,615,359

Investments valued at NAV(b)				2,365,639

Total Investments				$97,980,998

Derivative Financial Instruments(c)
Assets:
Equity contracts	$13,685	$—	$—	$13,685

(a)	See above Schedule of Investments for values in each industry.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2019, there were no transfers between levels.

5